Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Dreyfus US Treasury Intermediate Term Fund
Central Index Key	0000779131
Amendment Flag	false
Document Creation Date	Apr. 27, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Dreyfus U.S. Treasury Intermediate Term Fund | DREYFUS US TREASURY INTERMEDIATE TERM FUND
Prospectus:
Trading Symbol	DRGIX
Dreyfus U.S. Treasury Long Term Fund | DREYFUS US TREASURY LONG TERM FUND
Prospectus:
Trading Symbol	DRGBX